                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Philadelphia Trust Company
Address: 1760 Market Street
         2nd Floor
         Philadelphia, PA 19103

Form 13F File Number: 028-05647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael G. Crofton
Title: President
Phone: 215-979-3434

Signature, Place, and Date of Signing:


/s/ Michael G. Crofton                  Philadelphia, Pennsylvania   05/11/11
-------------------------------------   --------------------------   --------
[signature]                                    [City, State]          [date]

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         THE PHILADELPHIA TRUST COMPANY
                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                       120
Form 13F Information Table Value Total (in thousands): $1,189,116

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

                           FORM 13F INFORMATION TABLE
            NAME OF REPORTING MANAGER: THE PHILADELPHIA TRUST COMPANY

                -1                       -2           -3       -4            -5               -6        -7            -8
---------------------------------- -------------- --------- -------- ------------------ ------------- ----- ---------------------
                                                                                          INVESTMENT
                                                                                          DISCRETION
                                                                                        -------------          VOTING AUTHORITY
                                                              VALUE   SHRS OR  SH/ PUT/ SOLE SHRD OTR OTHER ---------------------
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL   A    B   C   MGRS    SOLE   SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---- ---- --- ----- --------- ------ ----
ABBOTT LABS INC                          COM      002824100  32,384    660,226  SH        X                   660,226    0     0
AGL RES INC                              COM      001204106   2,920     73,290  SH        X                    73,290    0     0
ALEXION PHARMACEUTICALS INC              COM      015351109     296      3,000  SH        X                     3,000    0     0
ALPHA NATURAL RESOURCES, INC.            COM      02076X102  22,110    372,415  SH        X                   372,415    0     0
ALTRIA GROUP INC                         COM      02209S103     344     13,225  SH        X                    13,225    0     0
AMERICAN EXPRESS CO                      COM      025816109  35,085    776,215  SH        X                   776,215    0     0
AMERICAN SUPERCONDUCTOR CORP             COM      030111108   2,677    107,650  SH        X                   107,650    0     0
AMGEN INC                                COM      031162100   2,427     45,410  SH        X                    45,410    0     0
APACHE CORP                              COM      037411105  15,588    119,065  SH        X                   119,065    0     0
APARTMENT INVT & MGMT CO               Class A    03748R101     441     17,302  SH        X                    17,302    0     0
APPLE INC                                COM      037833100  15,224     43,684  SH        X                    43,684    0     0
ARCHER DANIELS MIDLAND CO                COM      039483102  23,609    655,620  SH        X                   655,620    0     0
ARTESIAN RESOURCES CORP-CL A           Class A    043113208     507     26,000  SH        X                    26,000    0     0
AT & T INC                               COM      00206R102     514     16,796  SH        X                    16,796    0     0
AUTOMATIC DATA PROCESSING INC            COM      053015103  31,800    619,755  SH        X                   619,755    0     0
AVERY DENNISON CORP                      COM      053611109   3,593     85,620  SH        X                    85,620    0     0
BANK OF NEW YORK MELLON CORP             COM      064058100  15,519    519,542  SH        X                   519,542    0     0
BAXTER INTERNATIONAL INC                 COM      071813109  17,113    318,260  SH        X                   318,260    0     0
BECKMAN COULTER INC                      COM      075811109  22,248    267,820  SH        X                   267,820    0     0
BECTON DICKINSON & CO                    COM      075887109   1,286     16,150  SH        X                    16,150    0     0
BERKSHIRE HATHAWAY INC-CL B            Class B    084670702     301      3,600  SH        X                     3,600    0     0
BIOGEN IDEC INC                          COM      09062X103   1,253     17,058  SH        X                    17,058    0     0
BOEING COMPANY                           COM      097023105   1,105     14,945  SH        X                    14,945    0     0
CA INC                                   COM      12673P105  20,469    846,545  SH        X                   846,545    0     0
CATERPILLAR INC DEL                      COM      149123101     278      2,500  SH        X                     2,500    0     0
CHEMTURA CORP                            COM      163893209   1,413     82,125  SH        X                    82,125    0     0
CISCO SYSTEMS INC                        COM      17275R102  27,548  1,606,300  SH        X                 1,606,300    0     0
CITIGROUP INC                            COM      172967424     116     26,250  SH        X                    26,250    0     0
CLOUD PEAK ENERGY                        COM      18911Q102   1,933     89,550  SH        X                    89,550    0     0
COCA COLA CO COM                         COM      191216100     365      5,500  SH        X                     5,500    0     0
COLGATE-PALMOLIVE                        COM      194162103  32,524    402,730  SH        X                   402,730    0     0
COMMERCIAL METALS CO                     COM      201723103   6,051    350,350  SH        X                   350,350    0     0
CONAGRA FOODS INC                        COM      205887102   1,509     63,535  SH        X                    63,535    0     0
CONOCOPHILLIPS                           COM      20825C104  34,929    437,374  SH        X                   437,374    0     0
CORNING INC                              COM      219350105  18,600    901,585  SH        X                   901,585    0     0
DONNELLEY R R & SONS CO                  COM      257867101   2,525    133,450  SH        X                   133,450    0     0
DPL INC                                  COM      233293109   1,998     72,880  SH        X                    72,880    0     0
DUKE ENERGY HOLDING CORP                 COM      26441C105   2,771    152,669  SH        X                   152,669    0     0
ELECTRONIC ARTS COM                      COM      285512109  11,601    594,030  SH        X                   594,030    0     0

ELI LILLY & CO                           COM      532457108   1,373     39,045  SH        X                    39,045    0     0
EMC CORP/MASS                            COM      268648102  22,901    862,255  SH        X                   862,255    0     0
EMERSON ELECTRIC                         COM      291011104     363      6,205  SH        X                     6,205    0     0
EXELON CORP                              COM      30161N101  26,420    640,645  SH        X                   640,645    0     0
EXXON MOBIL CORPORATION                  COM      30231G102  33,929    403,296  SH        X                   403,296    0     0
F5 NETWORKS INC                          COM      315616102   2,881     28,090  SH        X                    28,090    0     0
FEDEX CORPORATION                        COM      31428X106  14,222    152,030  SH        X                   152,030    0     0
FIRSTENERGY CORP                         COM      337932107     392     10,562  SH        X                    10,562    0     0
FRONTIER COMMUNICATIONS CORP             COM      35906A108     100     12,116  SH        X                    12,116    0     0
GENERAL ELECTRIC CORP                    COM      369604103     379     18,910  SH        X                    18,910    0     0
GENERAL MILLS                            COM      370334104  13,850    378,940  SH        X                   378,940    0     0
GENZYME CORP                             COM      372917104     267      3,500  SH        X                     3,500    0     0
GILEAD SCIENCES INC COM                  COM      375558103  23,001    541,585  SH        X                   541,585    0     0
GOLDMAN SACHS GROUP INC                  COM      38141G104     323      2,035  SH        X                     2,035    0     0
HEWLETT PACKARD CO                       COM      428236103     811     19,790  SH        X                    19,790    0     0
HONEYWELL INTERNATIONAL INC              COM      438516106  25,285    423,460  SH        X                   423,460    0     0
IBM CORPORATION                          COM      459200101     945      5,796  SH        X                     5,796    0     0
ILLINOIS TOOL WORKS                      COM      452308109  21,216    394,940  SH        X                   394,940    0     0
ILLUMINA INC                             COM      452327109  14,359    204,920  SH        X                   204,920    0     0
INTEL CORP                               COM      458140100  17,666    875,401  SH        X                   875,401    0     0
INTERNATIONAL FLAVORS & FRAGRANCES       COM      459506101  19,856    318,720  SH        X                   318,720    0     0
ISHARES MSCI BRAZIL INDEX FUND           ETF      464286400   1,845     23,800  SH        X                    23,800    0     0
ISHARES MSCI CANADA INDEX FUND           ETF      464286509   4,224    125,685  SH        X                   125,685    0     0
ISHARES MSCI JAPAN INDEX FUND            ETF      464286848     144     14,000  SH        X                    14,000    0     0
ITT CORPORATION                          COM      450911102  17,192    286,294  SH        X                   286,294    0     0
JOHNSON CTLS INC                         COM      478366107  20,272    487,655  SH        X                   487,655    0     0
JOY GLOBAL INC                           COM      481165108  11,100    112,335  SH        X                   112,335    0     0
JP MORGAN CHASE & CO                     COM      46625H100  25,513    553,417  SH        X                   553,417    0     0
KRAFT FOODS INC-A                        COM      50075N104   1,295     41,286  SH        X                    41,286    0     0
L-3 COM HLDGS INC                        COM      502424104  31,117    397,355  SH        X                   397,355    0     0
MARATHON OIL CORP                        COM      565849106  28,674    537,879  SH        X                   537,879    0     0
MEDCO HEALTH SOLUTIONS INC               COM      58405U102  12,991    231,330  SH        X                   231,330    0     0
MEDTRONIC                                COM      585055106  27,761    705,481  SH        X                   705,481    0     0
MERITOR SAVINGS BANK PA                  COM      590007100      58     18,000  SH        X                    18,000    0     0
MET PRO CORP                             COM      590876306   3,227    271,186  SH        X                   271,186    0     0
METLIFE INC                              COM      59156R108     505     11,300  SH        X                    11,300    0     0
MICROSOFT CORP                           COM      594918104     685     26,975  SH        X                    26,975    0     0
MODINE MFG CO                            COM      607828100   1,581     97,960  SH        X                    97,960    0     0
MORGAN STANLEY                           COM      617446448  14,789    541,315  SH        X                   541,315    0     0
NALCO HOLDING CO                         COM      62985Q101   2,388     87,425  SH        X                    87,425    0     0
NATIONAL PENN BANCSHARES INC             COM      637138108      86     11,100  SH        X                    11,100    0     0
Newalliance Bancshares                   COM      650203102     148     10,000  SH        X                    10,000    0     0
NEWMONT MINING CORP COM                  COM      651639106   2,132     39,062  SH        X                    39,062    0     0
NIKE INC COM                           Class B    654106103  14,308    189,015  SH        X                   189,015    0     0
NISOURCE INC                             COM      65473P105   1,028     53,600  SH        X                    53,600    0     0
NORTHERN TRUST                           COM      665859104  13,827    272,455  SH        X                   272,455    0     0
NORTHWEST NAT GAS CO                     COM      667655104   2,062     44,710  SH        X                    44,710    0     0
NUANCE COMMUNICATIONS INC                COM      67020Y100  19,265    985,400  SH        X                   985,400    0     0
NUCOR CORP                               COM      670346105  25,915    563,120  SH        X                   563,120    0     0
NYSE EURONEXT INC                        COM      629491101  19,796    562,870  SH        X                   562,870    0     0
ORASURE TECHNOLOGIES INC                 COM      68554V108      79     10,000  SH        X                    10,000    0     0

PEOPLES UNITED FINANCIAL, INC            COM      712704105  11,810    938,775  SH        X                   938,775    0     0
PEPSICO INC                              COM      713448108  16,796    260,771  SH        X                   260,771    0     0
PFIZER INC                               COM      717081103     257     12,660  SH        X                    12,660    0     0
PITNEY BOWES INC                         COM      724479100   3,688    143,575  SH        X                   143,575    0     0
POLYMEDIX INC                            COM      73174C100      64     76,500  SH        X                    76,500    0     0
PPL CORPORATION                          COM      69351T106   3,691    145,883  SH        X                   145,883    0     0
PROCTER & GAMBLE COMPANY                 COM      742718109     262      4,247  SH        X                     4,247    0     0
PRUDENTIAL FINL INC                      COM      744320102     323      5,250  SH        X                     5,250    0     0
QUALCOMM INC                             COM      747525103  20,557    374,914  SH        X                   374,914    0     0
QUEST DIAGNOSTICS INC                    COM      74834L100  19,762    342,380  SH        X                   342,380    0     0
QUICKLOGIC CORP                          COM      74837P108     187     38,100  SH        X                    38,100    0     0
RPM INTERNATIONAL INC                    COM      749685103   1,666     70,200  SH        X                    70,200    0     0
SOUTHERN CO                              COM      842587107   1,392     36,525  SH        X                    36,525    0     0
TARGET CORP                              COM      87612E106  21,253    424,980  SH        X                   424,980    0     0
TERADATA CORP                            COM      88076W103  24,586    484,935  SH        X                   484,935    0     0
TETRA TECH INC                           COM      88162G103   3,010    121,924  SH        X                   121,924    0     0
THOMPSON CREEK METALS CO INC             COM      884768102     490     39,050  SH        X                    39,050    0     0
TIDEWATER INC COM                        COM      886423102  14,364    240,000  SH        X                   240,000    0     0
TYCO INTERNATIONAL LTD                   SHS       #N/A N/A     555     12,404  SH        X                    12,404    0     0
UNION PAC CORP                           COM      907818108  20,265    206,090  SH        X                   206,090    0     0
United States Steel Corp.                COM      912909108   2,090     38,750  SH        X                    38,750    0     0
UNITED TECHNOLOGIES CORP                 COM      913017109     450      5,315  SH        X                     5,315    0     0
UNUM GROUP                               COM      91529Y106  25,159    958,440  SH        X                   958,440    0     0
URBAN OUTFITTERS INC                     COM      917047102   2,825     94,705  SH        X                    94,705    0     0
US BANCORP                               COM      902973304   1,440     54,475  SH        X                    54,475    0     0
VERIZON COMMUNICATIONS                   COM      92343V104  27,526    714,218  SH        X                   714,218    0     0
WALGREEN COMPANY                         COM      931422109   2,279     56,765  SH        X                    56,765    0     0
WESTPORT INNOVATIONS INC                 COM      960908309   1,299     59,100  SH        X                    59,100    0     0
WINDSTREAM CORP                          COM      97381W104   1,743    135,298  SH        X                   135,298    0     0
YORK WATER CO                            COM      987184108   1,808    103,865  SH        X                   103,865    0     0